Major Restructuring Costs - Summary of Costs Charged to Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Restructuring Costs [Abstract]
Increase in provision for major restructuring programmes	£ 259	£ 163	£ 718
Amount of provision reversed unused	(43)	(140)	(44)
Impairment losses recognised	278	158	419
Other non-cash charges	247	108	51
Other cash costs	315	681	747
Cost charged to operating profit	£ 1,056	£ 970	£ 1,891